Financial Instruments - Foreign Currency Contracts (Details) £ in Millions, $ in Millions			12 Months Ended
	Apr. 19, 2024 $ / £	Dec. 14, 2023 $ / £	Dec. 31, 2024 GBP (£) $ / £	Dec. 31, 2023 GBP (£) $ / £	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of financial assets [line items]
Foreign exchange rate | $ / £	1.2446	1.23
Forward contract | Hedges of net investment in foreign operations | Currency risk
Disclosure of financial assets [line items]
Notional amount			£ 41.2	£ 73.0	$ 33.0	$ 59.4
Derivative financial assets					0.1	3.1
Derivative financial liabilities			115.2	15.5	90.6	12.0
Hedging instrument, liabilities					1.9	(0.2)
Forward contract | Less than 3 months | Hedges of net investment in foreign operations | Currency risk
Disclosure of financial assets [line items]
Notional amount			5.6	28.9	4.5	23.5
Derivative financial assets					0.0	1.3
Derivative financial liabilities			£ 58.2	£ 3.9	45.8	3.0
Hedging instrument, liabilities					0.9	(0.1)
Forward contract | Less than 3 months | Hedges of net investment in foreign operations | Currency risk | Derivative instruments
Disclosure of financial assets [line items]
Foreign exchange rate | $ / £			1.2723	1.2912
Forward contract | Less than 3 months | Hedges of net investment in foreign operations | Currency risk | Derivative instruments
Disclosure of financial assets [line items]
Foreign exchange rate | $ / £			1.2451	1.2293
Forward contract | 3 to 6 months | Hedges of net investment in foreign operations | Currency risk
Disclosure of financial assets [line items]
Notional amount			£ 24.4	£ 14.7	19.5	12.0
Derivative financial assets					0.0	0.6
Derivative financial liabilities			£ 19.1	£ 3.9	15.0	3.0
Hedging instrument, liabilities					0.3	0.0
Forward contract | 3 to 6 months | Hedges of net investment in foreign operations | Currency risk | Derivative instruments
Disclosure of financial assets [line items]
Foreign exchange rate | $ / £			1.2729	1.2986
Forward contract | 3 to 6 months | Hedges of net investment in foreign operations | Currency risk | Derivative instruments
Disclosure of financial assets [line items]
Foreign exchange rate | $ / £			1.2502	1.2301
Forward contract | 6 to 12 months | Hedges of net investment in foreign operations | Currency risk
Disclosure of financial assets [line items]
Notional amount			£ 11.2	£ 29.4	9.0	23.9
Derivative financial assets					0.1	1.2
Derivative financial liabilities			£ 37.9	£ 7.7	29.8	6.0
Hedging instrument, liabilities					$ 0.7	$ (0.1)
Forward contract | 6 to 12 months | Hedges of net investment in foreign operations | Currency risk | Derivative instruments
Disclosure of financial assets [line items]
Foreign exchange rate | $ / £			1.2732	1.2856
Forward contract | 6 to 12 months | Hedges of net investment in foreign operations | Currency risk | Derivative instruments
Disclosure of financial assets [line items]
Foreign exchange rate | $ / £			1.2472	1.2303